Consolidated Statements of Cash Flows - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Profit for the year before taxes	$ 1,735,010	$ 1,332,286	$ 504,853
Income tax	(289,209)	(275,969)	(103,223)
Net income for the year	1,445,801	1,056,317	401,630
Charges (credits) to income (loss) that do not represent cash flows:
Depreciation and amortization	84,205	76,798	73,357
Impairment of non-financial assets	77	1,690	1,661
Allowances established for credit risk	418,416	93,710	520,307
Provisions for contingent loans	51,445	(5,132)	73,210
Impairments for credit risk from financial assets at fair value through other comprehensive income	8,009	1,001	(4,652)
Fair value of debt financial instruments held for trading at fair value through in profit or loss	(5,721)	6,568	(1,161)
Change in deferred tax assets and liabilities	(91,001)	20,163	(58,895)
Net (income) loss from investments in companies with significant influence	(13,031)	(1,793)	5,099
Net (income) loss on sale of assets received in payments	(4,053)	(1,837)	(3)
Net (income) loss on sale of sale of fixed assets	(1,043)	(214)	(30)
Write-offs of assets received in payment	38	418
Other charges (credits) that do not represent cash flows	5,581	13,508	27,110
Net change in exchange rates, interest, readjustments and commissions accrued on assets and liabilities	(766,814)	(500,215)	(7,117)
Changes due to (increase) decrease in assets and liabilities affecting the operating flow:
Net (increase) decrease in accounts receivable from banks	(640,682)	1,409,687	(1,800,134)
Net (increase) decrease in loans and accounts receivables from customers	(1,170,415)	(2,915,171)	(1,140,644)
Net decrease (increase) of debt financial instruments held for trading at fair value through profit or loss	432,800	654,841	(2,793,550)
Net (increase) decrease in other assets and liabilities	134,650	(342,988)	309,080
(Decrease) increase in deposits and other demand obligations	(4,951,976)	3,369,787	3,843,145
Increase (decrease) in repurchase agreements and securities loans	143,986	(176,369)	(33,488)
Increase (decrease) in deposits and other time deposits	5,029,582	234,048	(1,901,014)
Sale of assets received in lieu of payment	18,772	10,824	13,730
Total net cash flows provided by (used in) operating activities	128,626	3,005,641	(2,472,359)
CASH FLOW FROM INVESTING ACTIVITIES:
Net (increase) decrease of debt financial instruments at fair value through other comprehensive income	(748,525)	(2,070,906)	285,558
Net decrease (increase) of debt financial instruments at amortized cost	6,257	(813,477)
Principal and interest payments for obligations under lease contracts	(32,375)	(30,585)	(28,705)
Leasedhold improvements	(2,543)	(1,386)	(847)
Property and equipment purchase	(18,706)	(34,193)	(28,471)
Property and equipment sale	1,332	214	401
Acquisition of intangibles	(56,891)	(30,222)	(18,631)
Acquisition of investments in companies		(7,847)
Dividend received of investments in companies	3,622	1,097	1,001
Total net cash flows from (used in) investing activities	(847,829)	(2,987,305)	210,306
CASH FLOW FROM FINANCING ACTIVITIES:
Redemption and payment of interest of letters of credit	(2,101)	(1,633)	(2,382)
Redemption and payment of interest on current bonds	(1,538,692)	(1,321,744)	(1,203,969)
Redemption and payment of interest on subordinated bonds	(58,050)	(16,277)	(17,057)
Current bonds issuance	1,355,816	1,661,016	889,135
Payment of common stock dividends	(539,827)	(220,271)	(350,538)
Increase (decrease) in obligations with foreign banks	527,027	(45,421)	(999,925)
Increase (decrease) in other financial obligations	94,146	83,137	52,683
(Decrease) increase in obligations with the Central Bank of Chile	(14)	1,237,814	3,110,600
Payment of other long-term borrowings	(107)	(207)	(16,963)
Attributable to non-controlling interest:
Dividend payment and/or withdrawals of paid-in capital in respect of the subsidiaries corresponding to the non-controlling interest	(1)	(1)	(1)
Total net cash flows from (used in) financing activities	(161,803)	1,376,413	1,461,583
VARIATION IN CASH AND CASH EQUIVALENTS DURING THE YEAR	(881,006)	1,394,749	(800,470)
Exchange variations effect	38,010	324,965	(34,366)
Opening balance of cash and cash equivalent	3,995,124	2,275,410	3,110,246
Final balance of cash and cash equivalent	3,152,128	3,995,124	2,275,410
Interest operating cash flow:
Interest and readjustments received	2,849,799	1,656,189	1,777,086
Interest and readjustments paid	$ (1,344,895)	$ (262,894)	$ (505,557)